INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 687	$ 259
Finished products	20	21
Inventories, net	707	280
Valuation adjustment for slow inventory	$ 57	$ 57